Note 13 - Capital Management (Tables)	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)
	April 30	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$228,439	$227,819
Retained earnings	99,285	90,644
Accumulated other comprehensive income	43	(4)
CET1 before regulatory adjustments	327,767	318,459
Regulatory adjustments applied to CET1	(11,804)	(12,751)
Common Equity Tier 1 capital	$315,963	$305,708

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$329,610	$319,355

Tier 2 capital
Directly issued Tier 2 capital instruments	$100,940	$97,910
Tier 2 capital before regulatory adjustments	100,940	97,910
Eligible stage 1 and stage 2 allowance	1,533	1,453
Total Tier 2 capital	$102,473	$99,363
Total regulatory capital	$432,083	$418,718
Total risk-weighted assets	$2,313,030	$2,013,544
Capital ratios
CET1 capital ratio	13.66%	15.18%
Tier 1 capital ratio	14.25%	15.86%
Total capital ratio	18.68%	20.80%
(thousands of Canadian dollars)
	April 30	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

On-balance sheet assets	$2,692,146	$2,415,086
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(11,804)	(12,751)
Total on-balance sheet exposures	2,680,342	2,402,335

Total off-balance sheet exposure at gross notional amount	$366,780	$342,710
Adjustments for conversion to credit equivalent amount	(212,907)	(210,065)
Total off-balance sheet exposures	153,873	132,645

Tier 1 capital	329,610	319,355
Total exposures	2,834,215	2,534,980

Leverage ratio	11.63%	12.60%